Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Information related to defined benefit plan

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Fair value of plan assets, beginning of year	$8,061	$8,652	$-	$-
Interest income on plan assets	259	320	-	-
Return on assets excluding interest income	(292)	(2)	-	-
Employer contributions	61	-	-	-
Benefits paid	(910)	(907)	-	-
Administrative costs paid	(2)	(2)	-	-

Fair value of plan assets, end of year	$7,177	$8,061	$-	$-

Defined benefit obligation, beginning of year	$55,972	$54,930	$26,893	$23,421
Current service cost	1,670	1,544	1,429	1,227
Interest cost	1,668	1,810	946	945
Actuarial loss (gain) arising from:
- demographic assumptions	-	-	(192)	-
- financial assumptions	(3,776)	3,840	(1,887)	2,076
- experience adjustment	56	2,403	(2,919)	50
Past service cost	-	-	(1,929)	-
Benefits paid	(2,028)	(9,095)	(1,180)	(826)
Foreign exchange	709	540	-	-

Defined benefit obligation, end of year	$54,271	$55,972	$21,161	$26,893

Defined benefit liability [note 14]	$(47,094)	$(47,911)	$(21,161)	$(26,893)

Percentages of the total fair value of assets pension plan

	Pension benefit plans
	2018	2017

Asset category(a)
Canadian equity securities	9%	8%
Global equity securities	21%	16%
Canadian fixed income	29%	27%
Other(b)	41%	49%

Total	100%	100%

(a) The defined benefit plan assets contain no material amounts of related party assets at December 31, 2018 and 2017 respectively.

(b) Relates to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan.

Components of net pension and other benefit expense
The following represents the components of net pension and other benefit expense included primarily as part of administration:

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Current service cost	$1,670	$1,544	$1,429	$1,227
Net interest cost	1,409	1,490	946	945
Past service cost	-	-	(1,929)	-
Administration cost	2	2	-	-

Defined benefit expense [note 18]	3,081	3,036	446	2,172
Defined contribution pension expense [note 18]	13,431	15,929	-	-

Net pension and other benefit expense	$16,512	$18,965	$446	$2,172

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial losses (gains) recognized in other comprehensive income is:

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Actuarial loss (gain)	$(3,720)	$6,243	$(4,998)	$2,126
Return on plan assets excluding
interest income	292	2	-	-

	$(3,428)	$6,245	$(4,998)	$2,126

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):

	Pension benefit plans		Other benefit plans
	2018	2017	2018	2017

Discount rate - obligation	3.7%	3.4%	3.9%	3.4%
Discount rate - expense	3.4%	3.9%	3.4%	3.9%
Rate of compensation increase	3.0%	3.0%	-	-
Initial health care cost trend rate	-	-	6.0%	7.0%
Cost trend rate declines to	-	-	5.0%	5.0%
Year the rate reaches its final level	-	-	2022	2021
Dental care cost trend rate	-	-	5.0%	5.0%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1% change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:

	Pension benefit plans		Other benefit plans
	Increase	Decrease	Increase	Decrease

Discount rate	$(6,548)	$8,475	$(2,784)	$3,503
Rate of compensation increase	2,481	(2,281)	n/a	n/a

A 1% change in any of the other assumptions would not have a significant impact on the defined benefit obligation.